Revenue and Contract Balances - Narrative (Details) - Geographic concentration risk	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue | Arizona
Concentration Risk [Line Items]
Concentration risk percentage	18.00%
Revenue | California
Concentration Risk [Line Items]
Concentration risk percentage	11.00%
Revenue | Oregon
Concentration Risk [Line Items]
Concentration risk percentage	11.00%
Revenue | No Individual Customer
Concentration Risk [Line Items]
Concentration risk percentage		10.00%	10.00%
Accounts Receivable | No Individual Customer
Concentration Risk [Line Items]
Concentration risk percentage		12.00%	10.00%